CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	999,999,875,000	1,000,000,000,000
Ordinary shares, shares issued	3,772,078,667	2,804,138,492
Common stock shares outstanding	3,514,973,327	2,496,001,757
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	257,105,340	308,136,735